UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Capital World Bond Fund
Investment portfolio

June 30, 2008
 unaudited

Bonds & notes — 93.51%	Principal amount (000)	Market value (000)

EUROS — 31.17%
German Government 4.50% 2009	€660	US$ 1,038
German Government 5.25% 2011	88,485	141,402
German Government 5.00% 2012	84,160	133,868
German Government 3.75% 2013	50,205	75,990
German Government 4.50% 2013	28,575	44,624
German Government 4.25% 2014	95,760	147,739
German Government, Series 6, 4.00% 2016	78,170	117,937
German Government 1.50% 2016[1,2]	6,885	10,611
German Government 3.75% 2017	124,870	184,744
German Government, Series 7, 4.00% 2018	283,820	426,479
German Government 6.25% 2024	130,610	235,283
German Government 6.25% 2030	72,145	132,601
German Government 4.75% 2034	6,775	10,385
Netherlands Government Eurobond 5.50% 2010	25,000	39,959
Netherlands Government Eurobond 4.25% 2013	41,690	64,130
Netherlands Government Eurobond 4.50% 2017	4,490	6,922
Netherlands Government Eurobond 4.00% 2018	20,650	30,452
Netherlands Government Eurobond 7.50% 2023	10,900	21,652
Netherlands Government Eurobond 4.00% 2037	4,550	6,120
Belgium (Kingdom of), Series 43, 4.25% 2014	58,665	89,367
Belgium (Kingdom of), Series 49, 4.00% 2017	48,150	70,921
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.50% 2013[3]	25,500	39,239
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.00% 2016[3]	60,700	88,957
Dexia Municipal Agency 3.50% 2009[3]	1,428	2,206
Dexia Municipal Agency 4.50% 2017[3]	41,525	62,392
Schering-Plough Corp. 5.375% 2014	33,675	48,932
French Government O.A.T. Eurobond 3.00% 2012[1,2]	3,262	5,516
French Government O.A.T. Eurobond 5.00% 2016	7,000	11,190
French Government O.A.T. Eurobond Strip Principal 0% 2019	7,500	6,925
French Government O.A.T. Eurobond 2.25% 2020[1,2]	2,517	4,116
French Government O.A.T. Eurobond 4.75% 2035	10,800	16,371
Bayerische Hypo- und Vereinsbank AG 6.625% 2010	8,000	12,759
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	1,410	2,173
UniCredito Italiano SpA 3.95% 2016	6,800	9,090
UniCredito Italiano SpA, Series 172, 4.125% 2016[4]	460	676
UniCredito Italiano SpA 5.75% 2017	8,500	12,977
Société Générale 5.625% 2012	2,000	3,097
Société Générale 4.20% 2012	11,000	16,410
Société Générale 4.875% 2014[4]	2,250	3,486
Société Générale 4.50% 2019[4]	1,640	2,345
Société Générale 6.999% (undated)[4]	7,350	10,358
Olivetti Finance NV 7.25% 2012	9,830	15,862
Telecom Italia SpA 7.75% 2033	11,790	18,676
Bayer AG 5.00% (undated)[4]	24,385	32,648
Rheinische Hypothekenbank Eurobond 4.25% 2008[3]	3,000	4,716
Rheinische Hypothekenbank Eurobond 4.50% 2013[3]	15,900	24,424
Ireland Government 4.50% 2018	4,660	7,050
Ireland Government 4.40% 2019	13,100	19,483
Gaz Capital SA 5.875% 2015	3,250	4,572
Gaz Capital SA 5.875% 2015	7,500	10,551
Gaz Capital SA 6.605% 2018	8,000	11,355
Royal Bank of Scotland PLC 4.875% 2009	750	1,173
Royal Bank of Scotland PLC 6.00% 2013	3,460	5,330
Royal Bank of Scotland PLC 4.35% 2017	5,000	6,888
Royal Bank of Scotland PLC 6.934% 2018	5,000	7,899
Royal Bank of Scotland PLC 4.625% 2021[4]	3,000	4,148
Santander Issuances, SA Unipersonal 5.435% 2017[4]	11,500	17,332
Santander Perpetual, SA Unipersonal 4.375% (undated)[4]	5,840	7,775
Standard Chartered Bank 5.875% 2017	17,000	24,849
Spanish Government 2.90% 2008	7,960	12,470
Spanish Government 4.20% 2013	7,300	11,173
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	1,500	2,131
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	13,900	19,747
Veolia Environnement 4.875% 2013	1,925	2,901
Veolia Environnement 4.375% 2017	5,200	7,320
Veolia Environnement 6.125% 2033	7,915	11,478
Koninklijke KPN NV 4.75% 2017	13,750	19,176
Resona Bank, Ltd. 3.75% 2015[4]	5,565	8,178
Resona Bank, Ltd. 4.125% (undated)[4]	4,935	6,438
Resona Bank, Ltd 4.125% (undated)[4]	2,500	3,261
NGG Finance PLC 6.125% 2011	2,000	3,163
National Grid Transco PLC 4.375% 2020	10,850	14,269
DaimlerChrysler International Finance BV 7.00% 2011	9,675	15,690
Metro Finance BV 4.625% 2011	8,980	13,674
Banque Centrale de Tunisie 4.75% 2011	3,100	4,714
Banque Centrale de Tunisie 4.75% 2011	3,750	5,702
Banque Centrale de Tunisie 6.25% 2013[2]	1,350	2,112
Austria (Republic of) 4.30% 2017	8,210	12,429
Saint-Gobain Nederland BV 5.00% 2010	8,000	12,377
Shinsei Bank, Ltd. 3.75% 2016[4]	4,000	5,522
Shinsei Bank, Ltd. 3.75% 2016[4]	4,790	6,612
Sumitomo Mitsui Banking Corp. 4.375% 2014[4]	3,445	5,238
Sumitomo Mitsui Banking Corp. 4.375% (undated)[4]	5,475	6,822
Barclays Bank PLC 4.50% 2019	7,500	10,644
Italian Government 3.75% 2011	6,695	10,247
Commerzbank AG 6.125% 2011	5,000	7,821
Commerzbank Aktiengesellschaft 5.625% 2017[4]	1,500	2,238
GlaxoSmithKline Capital PLC 5.125% 2012	2,500	3,856
GlaxoSmithKline Capital PLC 5.625% 2017	3,500	5,416
Bouygues SA 4.375% 2014	5,945	8,480
Volvo Treasury AB 5.00% 2017	5,600	8,035
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	5,810	8,020
E.ON International Finance BV 5.75% 2009	750	1,186
E.ON International Finance BV 5.125% 2012	4,205	6,545
PLD International Finance LLC 4.375% 2011	5,200	7,424
GIE PSA Trésorerie 5.875% 2011	4,420	6,953
Renault SA 4.375% 2013	4,750	6,847
France Télécom 7.25% 2013	4,000	6,566
British Telecommunications PLC 5.25% 2013	4,250	6,407
Croatian Government 5.00% 2014	4,215	6,398
Northern Rock PLC, Series 7, 4.125% 2017[3]	4,650	6,387
BMW U.S. Capital, LLC 4.625% 2013	4,180	6,326
AT&T Inc. 6.125% 2015	4,000	6,246
Edcon Pty Ltd. 8.208% 2014[2,4]	2,000	2,174
Edcon Pty Ltd. 8.208% 2014[2,4]	2,750	2,989
Edcon Pty Ltd. 10.458% 2015[2,4]	750	638
Merrill Lynch & Co., Inc. 4.625% 2018	4,875	5,643
AstraZeneca PLC 4.625% 2010	3,600	5,551
FCE Bank PLC 7.125% 2012	4,250	5,432
Deutsche Telekom International Finance BV 8.125% 2012[4]	3,160	5,284
Delhaize Group 5.625% 2014	3,000	4,433
Lafarge 5.375% 2017	3,000	4,231
Rodamco Europe Finance BV, Series 5, 3.75% 2012	3,030	4,228
European Investment Bank 4.625% 2020	2,500	3,796
Anglian Water Services Financing PLC 4.625% 2013	2,250	3,303
Bulgaria (Republic of) 7.50% 2013	1,638	2,726
Bulgaria (Republic of) 7.50% 2013	250	416
International Endesa BV 5.375% 2013	1,750	2,716
Pfizer Inc. 4.75% 2014	1,700	2,575
Fortum Oyj 4.625% 2010	1,590	2,446
Mizuho Financial Group (Cayman) Ltd. 4.75% 2014[4]	1,500	2,325
NXP BV and NXP Funding LLC 7.497% 2013[4]	1,000	1,331
NXP BV and NXP Funding LLC 8.625% 2015	500	607
ENEL SpA 5.625% 2027	1,250	1,878
Tesco PLC 4.75% 2010	1,205	1,870
Bank of Tokyo-Mitsubishi, Ltd., Series 13, 3.50% 2015[4]	1,100	1,597
Edison SpA 5.125% 2010	750	1,161
ING Verzekeringen NV 6.25% 2021[4]	750	1,154
Finland (Republic of) 5.75% 2011	500	806
iesy Repository GmbH 10.125% 2015	500	752
Governor and Co. of the Bank of Ireland 6.45% 2010	415	658
BNP Paribas 5.25% 2014[4]	250	393
WDAC Intermediate Corp. 8.50% 2014	125	139
		2,994,061

JAPANESE YEN — 7.51%
Japanese Government 0.90% 2008	¥1,890,000	17,837
Japanese Government 1.80% 2010	4,880,000	46,859
Japanese Government 1.10% 2011	90,000	854
Japanese Government 1.30% 2011	8,071,000	77,031
Japanese Government 1.40% 2012	2,926,000	27,987
Japanese Government 1.50% 2014	19,611,500	187,672
Japanese Government 0.50% 2015[1,2]	3,901,440	35,794
Japanese Government 1.70% 2016	6,558,700	63,134
Japanese Government 1.70% 2017	16,305,250	156,125
Japanese Government 1.20% 2017[1,2]	769,120	7,296
Japanese Government 1.20% 2017[1,2]	7,595,260	71,976
Japanese Government 2.30% 2035	1,573,700	14,528
KfW International Finance Inc. 1.75% 2010	100,000	956
KfW 1.35% 2014	716,000	6,739
European Investment Bank 1.40% 2017	721,700	6,696
		721,484

BRITISH POUNDS — 3.43%
United Kingdom 5.75% 2009	£1,750	US$ 3,514
United Kingdom 4.75% 2010	7,000	13,825
United Kingdom 5.25% 2012	9,700	19,349
United Kingdom 5.00% 2014	26,300	51,968
United Kingdom 4.75% 2015	21,730	42,229
United Kingdom 8.00% 2015	600	1,393
United Kingdom 4.00% 2016	27,150	50,099
United Kingdom 2.50% 2016[1]	450	976
United Kingdom 4.75% 2020	17,980	34,507
United Kingdom 8.00% 2021	11,430	28,653
United Kingdom 6.00% 2028	11,100	24,818
United Kingdom 4.75% 2038	9,960	20,014
United Kingdom 4.25% 2055	250	485
Abbey National PLC 7.50% (undated)[4]	3,010	5,883
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	3,485	5,648
Tesco PLC 5.50% 2033	2,640	4,739
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[3,5]	2,400	4,270
HSBC Holdings PLC 6.375% 2022[4]	2,000	3,828
Northern Rock PLC 5.625% 2015[4]	1,000	1,663
Northern Rock PLC 6.375% 2019	1,000	1,700
Countrywide Home Loans, Inc. 5.875% 2008	1,130	2,184
Bayer AG, Series 41, 5.625% 2018	1,100	1,996
Commerzbank AG 6.625% 2019	1,000	1,812
Halifax Building Society 11.00% 2014	650	1,449
General Electric Capital Corp. 5.625% 2031	750	1,336
UPM-Kymmene Corp. 6.625% 2017[2]	750	1,139
		329,477

MALAYSIAN RINGGIT — 2.88%
Malaysian Government 3.869% 2010	MYR 89,150	27,229
Malaysian Government 3.756% 2011	178,450	54,069
Malaysian Government 3.833% 2011	252,720	76,566
Malaysian Government 3.718% 2012	236,139	70,936
Malaysian Government 4.262% 2016	25,380	7,545
Malaysian Government 3.814% 2017	140,000	40,103
		276,448

POLISH ZLOTY — 2.59%
Polish Government 6.00% 2009	PLN170,220	79,317
Polish Government 6.00% 2010	68,235	31,406
Polish Government 4.25% 2011	27,710	12,132
Polish Government 5.00% 2013	232,295	101,147
Polish Government 5.25% 2017	58,210	24,806
		248,808

AUSTRALIAN DOLLARS — 2.58%
Queensland Treasury Corp. 6.00% 2011	$ A 7,450	6,908
Queensland Treasury Corp. 6.00% 2015	80,204	72,583
Queensland Treasury Corp. 6.00% 2017	24,610	22,015
European Investment Bank 6.125% 2017	74,205	66,336
New South Wales Treasury Corp. 5.50% 2014	63,700	56,447
KfW 6.25% 2012	24,300	22,231
Countrywide Financial Corp. 6.25% 2010	2,000	1,693
		248,213

SINGAPORE DOLLARS — 2.57%
Singapore (Republic of) 4.375% 2009	$ S 76,395	US$ 57,269
Singapore (Republic of) 2.625% 2010	6,275	4,722
Singapore (Republic of) 3.125% 2011	190,160	145,120
Singapore (Republic of) 3.75% 2016	52,520	39,768
		246,879

SWEDISH KRONOR — 2.43%
Swedish Government 5.00% 2009	SKr 19,250	3,211
Swedish Government 5.25% 2011	279,150	47,008
Swedish Government 6.75% 2014	470,165	86,468
Swedish Government 5.00% 2020	86,890	15,127
AB Spintab 6.00% 2009	131,900	22,061
Swedish Government 4.00% 2012[3]	140,000	22,050
Nordea Hypotek AB 4.00% 2012[3]	140,000	21,987
Stadshypotek AB 6.00% 2012[3]	79,000	13,290
European Investment Bank 4.50% 2014	15,000	2,403
		233,605

DANISH KRONER — 2.10%
Nykredit 4.00% 2035[3]	DKr170,511	30,830
Nykredit 6.00% 2038[3]	397,654	80,075
Nykredit 5.00% 2038[3]	242,253	46,364
Nykredit 6.00% 2038[3]	26,000	5,303
Realkredit Danmark, interest only, 6.00% 2038[3]	47,000	9,549
Realkredit Danmark 6.00% 2038[3]	98,000	20,027
Nordea Kredit 5.00% 2038[3]	47,938	9,300
		201,448

ISRAELI SHEKELS — 1.71%
Israeli Government 6.00% 2010[2]	ILS148,620	45,364
Israeli Government 7.50% 2014[2]	174,450	56,529
Israeli Government 5.00% 2015[1,2]	22,820	8,007
Israeli Government 6.50% 2016[2]	70,300	21,612
Israeli Government 5.50% 2017[2]	112,872	32,281
		163,793

MEXICAN PESOS — 1.08%
United Mexican States Government, Series M, 7.50% 2012	MXN370,000	34,425
United Mexican States Government, Series MI10, 9.50% 2014	432,663	42,974
United Mexican States Government, Series M10, 8.00% 2015	75,000	6,845
United Mexican States Government, Series M20, 10.00% 2024	179,900	18,502
América Móvil, SAB de CV 8.46% 2036	15,000	1,193
		103,939

EGYPTIAN POUNDS — 0.99%
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	EGP 10,000	1,873
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	48,000	8,941
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	19,625	3,644
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	164,825	30,549
Egypt (Arab Republic of) Treasury Bill 0% 2009[2]	550	97
Egypt (Arab Republic of) Treasury Bill 0% 2009[2]	60,000	10,376
Egypt (Arab Republic of) 9.10% 2010[2]	39,650	7,366
Egypt (Arab Republic of) 9.10% 2010[2]	1,955	362
Egypt (Arab Republic of) 11.50% 2011[2]	5,865	1,146
Egypt (Arab Republic of) 9.10% 2012[2]	82,870	14,969
Egypt (Arab Republic of) 8.85% 2013[2]	59,000	10,496
Egypt (Arab Republic of) 11.625% 2014[2]	18,535	3,624
Egypt (Arab Republic of) 9.20% 2014[2]	8,925	1,563
		95,006

BRAZILIAN REAIS — 0.72%
Brazilian Treasury Bill 6.00% 2010[1,2]	BRL15,479	US$ 9,208
Brazilian Treasury Bill 6.00% 2015[1,2]	27,631	15,879
Brazil (Federal Republic of) Global 12.50% 2016	775	486
Brazilian Treasury Bill 6.00% 2017[1,2]	5,008	2,843
Brazil (Federal Republic of) 10.00% 2017[2]	67,120	32,872
Brazil (Federal Republic of) Global 12.50% 2022	3,500	2,185
Brazil (Federal Republic of) Global 10.25% 2028	11,120	5,926
		69,399

NORWEGIAN KRONER — 0.64%
Norwegian Government 5.50% 2009	NKr 85,425	16,676
Norwegian Government 6.00% 2011	45,700	9,075
Norwegian Government 6.50% 2013	171,850	35,463
		61,214

SOUTH KOREAN WON — 0.57%
South Korean Government 5.00% 2011	KRW14,671,560	13,724
South Korean Government 4.25% 2014	27,151,000	23,636
South Korean Government 5.00% 2016	15,000,000	13,400
South Korean Government 2.75% 2017[1,2]	4,169,335	3,937
		54,697

NEW TURKISH LIRAS — 0.53%
Turkey (Republic of) Treasury Bill 0% 2008	TRY 2,750	2,235
Turkey (Republic of) 14.00% 2011	3,650	2,552
Turkey (Republic of) 16.00% 2012	5,670	4,048
Turkey (Republic of) 10.00% 2012[1,2]	51,679	42,525
		51,360

INDONESIAN RUPIAH — 0.49%
Indonesia (Republic of) 10.00% 2011	IDR 4,000,000	401
Indonesia (Republic of) 14.275% 2013	69,100,000	7,813
Indonesia (Republic of) 12.50% 2013	213,050,000	22,625
Indonesia (Republic of) 11.00% 2014	35,000,000	3,444
Indonesia (Republic of) 11.00% 2020	37,975,000	3,503
Indonesia (Republic of) 12.80% 2021	69,133,000	7,165
Indonesia (Republic of) 12.90% 2022	15,705,000	1,633
Indonesia (Republic of) 11.00% 2025	1,258,000	113
		46,697

CANADIAN DOLLARS — 0.25%
Canadian Government 5.50% 2010	$ C13,755	14,068
Canadian Government 5.25% 2012	6,000	6,282
Canadian Government 5.75% 2029	2,250	2,709
Manitoba Telecom Services Inc., Series 4, 5.85% 2009	1,000	991
		24,050

HUNGARIAN FORINT — 0.20%
Hungarian Government 7.25% 2012	HUF3,010,800	18,764

URUGUAYAN PESOS — 0.19%
Uruguay (Republic of) 5.00% 2018[1,2]	UYU40,058	2,390
Uruguay (Republic of) 4.25% 2027[1,2,3]	153,312	8,432
Uruguay (Republic of) 3.70% 2037[1,2,3]	150,849	7,032
		17,854

CZECH KORUNY — 0.10%
Czech Republic Government 4.10% 2011	CZK151,000	US$ 9,844

ARGENTINE PESOS — 0.08%
Argentina (Republic of) 5.83% 2033[1,2,3,6]	ARS20,540	3,991
Argentina (Republic of) GDP-Linked 2035	40,842	1,234
Argentina (Republic of) 0.63% 2038[1,2,3]	35,594	2,485
		7,710

DOMINICAN PESOS — 0.05%
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[2]	DOP122,949	3,217
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[2]	72,130	1,888
		5,105

SOUTH AFRICAN RAND — 0.05%
South Africa (Republic of), Series 197, 5.50% 2023[1]	ZAR24,287	4,373

COLOMBIAN PESOS — 0.00%
Colombia (Republic of) Global 11.75% 2010	COP753,000	396

U.S. DOLLARS — 28.60%
U.S. Treasury 3.375% 2008	US$ 16,015	16,093
U.S. Treasury 3.375% 2008	980	986
U.S. Treasury 4.875% 2008	7,111	7,147
U.S. Treasury 5.50% 2009	24,180	24,844
U.S. Treasury 4.50% 2009	12,660	12,835
U.S. Treasury 3.875% 2010	19,500	20,011
U.S. Treasury 5.75% 2010	56,510	60,139
U.S. Treasury 4.50% 2011	24,970	26,041
U.S. Treasury 4.875% 2011	10,063	10,635
U.S. Treasury 2.375% 2011[1,2]	2,446	2,592
U.S. Treasury 4.25% 2012	9,050	9,421
U.S. Treasury 4.875% 2012	42,270	44,839
U.S. Treasury 3.00% 2012[1,2]	3,213	3,531
U.S. Treasury 3.875% 2013	6,000	6,151
U.S. Treasury 4.25% 2013	1,330	1,388
U.S. Treasury 4.00% 2014	86,080	88,814
U.S. Treasury 2.00% 2014[1,2]	6,585	6,996
U.S. Treasury 4.50% 2016	17,000	17,881
U.S. Treasury 5.125% 2016	109,900	119,881
U.S. Treasury 8.875% 2017	13,260	18,061
U.S. Treasury 2.375% 2017[1,2]	5,932	6,429
U.S. Treasury 7.875% 2021	1,000	1,334
U.S. Treasury 8.00% 2021	7,760	10,531
U.S. Treasury 5.50% 2028	10,000	11,166
U.S. Treasury 5.25% 2029	5,225	5,672
U.S. Treasury 4.50% 2036	1,680	1,669
Fannie Mae 5.00% 2017[3]	954	959
Fannie Mae 5.00% 2019[3]	340	341
Fannie Mae, Series 2001-4, Class GA, 10.198% 2025[3,4]	23	26
Fannie Mae 6.00% 2026[3]	1,150	1,171
Fannie Mae 5.50% 2034[3]	991	982
Fannie Mae 4.50% 2035[3]	2,285	2,120
Fannie Mae 5.50% 2035[3]	6,778	6,714
Fannie Mae 6.00% 2036[3]	4,252	4,299
Fannie Mae 6.00% 2036[3]	17,250	17,448
Fannie Mae 6.50% 2036[3]	6,380	6,537
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[3]	1,532	1,578
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	6,227	4,685
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[3]	5,038	4,047
Fannie Mae 5.00% 2037[3]	1,862	1,788
Fannie Mae 5.50% 2037[3]	919	907
Fannie Mae 6.00% 2037[3]	15,012	15,239
Fannie Mae 6.00% 2037[3]	6,951	7,056
Fannie Mae 6.00% 2037[3]	12,895	13,025
Fannie Mae 6.50% 2037[3]	1,659	1,709
Fannie Mae 6.50% 2037[3]	3,993	4,132
Fannie Mae 6.50% 2037[3]	6,079	6,262
Fannie Mae 5.50% 2037[3]	4,148	4,058
Fannie Mae 5.50% 2037[3]	5,925	5,796
Fannie Mae 6.50% 2037[3]	2,339	2,396
Fannie Mae 5.00% 2038[3]	11,239	10,781
Fannie Mae 5.50% 2038[3]	13,939	13,751
Fannie Mae 5.50% 2038[3]	9,000	8,880
Fannie Mae 5.50% 2038[3]	7,392	7,297
Fannie Mae 5.50% 2038[3]	12,066	11,912
Fannie Mae 6.00% 2038[3]	18,049	18,231
Fannie Mae 6.50% 2038[3]	15,696	16,169
Fannie Mae 6.50% 2038[3]	9,031	9,304
Fannie Mae 5.322% 2038[3,4]	12,774	12,947
Fannie Mae 4.539% 2038[3,4]	2,888	2,876
Fannie Mae 4.443% 2038[3,4]	7,564	7,490
Fannie Mae 6.50% 2047[3]	4,772	4,862
Fannie Mae 6.50% 2047[3]	2,831	2,884
Fannie Mae 6.50% 2047[3]	1,903	1,939
Fannie Mae 7.00% 2047[3]	1,910	1,979
Fannie Mae 6.50% 2048[3]	9,927	10,115
Freddie Mac 5.50% 2023[3]	4,685	4,719
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[3]	6,281	4,864
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	6,712	5,086
Freddie Mac 5.50% 2037[3]	13,649	13,464
Freddie Mac 5.50% 2037[3]	7,299	7,202
Freddie Mac 5.50% 2037[3]	7,269	7,171
Freddie Mac 6.00% 2037[3]	12,096	12,259
Freddie Mac 4.781% 2037[3,4]	5,574	5,588
Freddie Mac 5.726% 2037[3,4]	1,830	1,866
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[3]	1,844	1,373
Freddie Mac 5.00% 2038[3]	4,749	4,556
Freddie Mac 5.00% 2038[3]	9,299	8,922
Freddie Mac 5.00% 2038[3]	4,680	4,490
Freddie Mac 5.00% 2038[3]	9,513	9,125
Freddie Mac 6.00% 2038[3]	2,435	2,460
Freddie Mac 4.663% 2038[3,4]	9,295	9,243
Freddie Mac 5.484% 2038[3,4]	13,144	13,200
Freddie Mac 4.944% 2038[3,4]	2,491	2,495
Fannie Mae 5.25% 2012	39,500	39,884
GlaxoSmithKline Capital Inc. 4.85% 2013	4,000	3,999
GlaxoSmithKline Capital Inc. 5.65% 2018	27,445	27,391
GlaxoSmithKline Capital Inc. 6.375% 2038	5,000	4,980
Federal Home Loan Bank 5.125% 2008	4,970	4,980
Federal Home Loan Bank 5.125% 2013	15,000	15,635
Federal Home Loan Bank 5.625% 2016	11,875	11,754
Gaz Capital SA, Series 7, 6.212% 2016	13,000	12,072
Gaz Capital SA 6.51% 2022[5]	5,310	4,779
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034[5]	2,000	2,209
Gaz Capital SA 7.288% 2037[5]	11,875	10,973
Lehman Brothers Holdings Inc. 6.50% 2017	3,650	3,382
Lehman Brothers Holdings Inc., Series I, 6.875% 2018	23,520	22,810
Lehman Brothers Holdings Inc. 7.50% 2038	3,640	3,386
Telecom Italia Capital SA 4.875% 2010	7,400	7,342
Telecom Italia Capital SA, Series B, 5.25% 2013	6,550	6,195
Telecom Italia Capital SA 6.999% 2018	5,300	5,355
Telecom Italia Capital SA 7.20% 2036	1,950	1,891
Telecom Italia Capital SA 7.721% 2038	6,000	6,115
Russian Federation 7.50% 2030[3]	22,990	25,861
TuranAlem Finance BV 8.00% 2014	5,470	4,622
TuranAlem Finance BV 8.50% 2015[5]	1,935	1,674
TuranAlem Finance BV 8.50% 2015	8,015	6,933
TuranAlem Finance BV 8.25% 2037[5]	6,775	5,683
TuranAlem Finance BV, Series 8, 8.25% 2037	5,205	4,366
Argentina (Republic of) 1.933% 2012[2,3,4]	7,775	4,125
Argentina (Republic of) 7.00% 2015[2]	14,800	10,116
Argentina (Republic of) GDP-Linked 2035	88,270	8,783
General Electric Co. 5.00% 2013	2,775	2,798
General Electric Capital Corp., Series A, 4.80% 2013	5,000	4,904
General Electric Co. 5.25% 2017	10,200	9,823
General Electric Capital Corp., Series A, 5.625% 2018	5,000	4,844
Resona Bank, Ltd. 5.85% (undated)[4,5]	24,850	21,408
E.ON International Finance BV 5.80% 2018[5]	19,030	18,703
E.ON International Finance BV 6.65% 2038[5]	2,500	2,497
British Telecommunications PLC 5.95% 2018	15,400	14,749
British Telecommunications PLC 9.125% 2030[4]	4,600	5,544
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020[3]	591	526
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[3]	169	160
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035[3]	1,325	1,352
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036[3]	1,625	1,675
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3,5]	9,945	6,172
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[3]	2,300	2,230
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038[3]	5,000	4,876
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039[3]	500	483
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.847% 2039[3,4]	1,905	1,853
Santander Issuances, SA Unipersonal 3.163% 2016[4,5]	2,100	1,959
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	5,400	5,221
Santander Perpetual, SA Unipersonal 6.671% (undated)[4,5]	11,400	11,032
HSBK (Europe) BV 7.75% 2013	4,765	4,533
HSBK (Europe) BV 7.25% 2017[5]	13,215	11,437
HSBK (Europe) BV 7.25% 2017	1,860	1,610
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[5]	1,750	1,765
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[5]	14,480	14,210
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[5]	1,250	1,163
Comcast Cable Communications, Inc. 6.75% 2011	1,020	1,057
Comcast Corp. 6.30% 2017	3,000	2,978
Comcast Corp. 5.70% 2018	6,665	6,335
Comcast Corp. 6.95% 2037	5,035	4,968
Comcast Corp. 6.40% 2038	1,750	1,619
Veolia Environnement 5.25% 2013	11,155	11,157
Veolia Environnement 6.00% 2018	5,175	5,173
UniCredito Italiano SpA 6.00% 2017[2,5]	9,875	9,196
UniCredito Italiano SpA 5.584% 2017[4,5]	2,730	2,636
HVB Funding Trust I 8.741% 2031[5]	4,250	3,996
Royal Bank of Scotland Group PLC 6.99% (undated)[4,5]	17,490	15,800
Vodafone Group PLC 5.625% 2017	9,100	8,781
Vodafone Group PLC 6.15% 2037	7,600	6,973
Korea Development Bank 5.30% 2013	15,700	15,599
PSEG Power LLC 7.75% 2011	5,925	6,317
Public Service Electric and Gas Co., Series E, 5.30% 2018	6,480	6,405
PSEG Power LLC 8.625% 2031	1,945	2,351
Development Bank of Singapore Ltd. 7.875% 2010[5]	10,250	10,800
Development Bank of Singapore Ltd. 7.125% 2011[5]	3,800	4,013
Koninklijke KPN NV 8.00% 2010	8,400	8,892
Koninklijke KPN NV 8.375% 2030	4,900	5,648
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037[3]	17,970	14,421
Scottish Power PLC 5.375% 2015	12,700	12,129
Scottish Power PLC 5.81% 2025	2,500	2,265
AstraZeneca PLC 5.40% 2012	1,250	1,280
AstraZeneca PLC 5.90% 2017	12,500	12,835
Singapore Telecommunications Ltd. 6.375% 2011[5]	8,540	8,908
Singapore Telecommunications Ltd. 7.375% 2031[5]	4,500	4,840
Target Corp. 6.00% 2018	10,875	10,933
Target Corp. 7.00% 2038	2,600	2,674
C8 Capital (SPV) Ltd. 6.64% (undated)[4,5]	1,500	1,395
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	13,125	12,092
Turkey (Republic of) 7.25% 2015	6,325	6,270
Turkey (Republic of) 6.75% 2018	3,000	2,820
Turkey (Republic of) 8.00% 2034	4,200	4,032
Bank of America Corp. 5.30% 2017	7,950	7,310
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated)[4]	5,850	5,537
Nextel Communications, Inc., Series E, 6.875% 2013	6,725	5,687
Nextel Communications, Inc., Series F, 5.95% 2014	3,325	2,671
Sprint Capital Corp. 6.875% 2028	4,050	3,380
Sprint Capital Corp. 8.75% 2032	1,125	1,074
ORIX Corp. 5.48% 2011	13,770	12,743
Enersis SA 7.375% 2014	11,935	12,691
HBOS PLC 6.75% 2018[5]	12,875	12,335
Enterprise Products Operating LP, Series B, 5.00% 2015	2,000	1,887
Enterprise Products Operating LLC 6.50% 2019	3,430	3,455
Enterprise Products Operating LP 8.375% 2066[4]	1,210	1,211
Enterprise Products Operating LP 7.034% 2068[4]	6,535	5,723
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[3,4]	2,470	2,391
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.841% 2039[3,4]	3,770	3,722
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[3,4]	4,825	4,591
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[3,4]	1,655	1,533
American Tower Corp. 7.125% 2012	320	325
American Tower Corp. 7.50% 2012	475	482
American Tower Corp. 7.00% 2017[5]	11,400	11,343
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,5]	900	901
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	4,725	4,419
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,5]	8,000	6,794
Ukraine Government 6.58% 2016	5,000	4,417
Ukraine Government 6.75% 2017[5]	3,100	2,784
Ukraine Government 6.75% 2017	4,600	4,131
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019[3]	2,766	2,560
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020[3]	4,579	4,285
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021[3]	4,606	4,359
Nielsen Finance LLC, Term Loan B, 4.734% 2013[3,4,7]	421	393
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[5]	1,625	1,645
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	5,300	5,366
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[8]	5,330	3,691
State of Qatar 9.75% 2030	7,250	10,947
Kraft Foods Inc. 6.125% 2018	11,100	10,809
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.234% 2014[3,4,7]	1,045	970
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[5]	3,480	3,428
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[5]	3,780	3,723
Texas Competitive Electric Holdings Co. LLC 10.50% 2016[5,6]	2,750	2,674
Hospitality Properties Trust 6.85% 2012	600	576
Hospitality Properties Trust 6.75% 2013	690	656
Hospitality Properties Trust 5.125% 2015	1,450	1,175
Hospitality Properties Trust 5.625% 2017	1,390	1,130
Hospitality Properties Trust 6.70% 2018	8,295	7,137
Williams Companies, Inc. 4.698% 2010[4,5]	225	219
Williams Companies, Inc. 7.875% 2021	4,865	5,181
Transcontinental Gas Pipe Line Corp. 7.25% 2026	575	591
Williams Companies, Inc. 8.75% 2032	4,030	4,594
Indonesia (Republic of) 6.75% 2014[5]	1,250	1,237
Indonesia (Republic of) 6.875% 2017[5]	1,000	955
Indonesia (Republic of) 6.625% 2037[5]	4,000	3,350
Indonesia (Republic of) 7.75% 2038[5]	5,250	4,961
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011[3]	5,369	5,267
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012[3]	4,000	3,834
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014[3]	1,250	1,217
Citigroup Inc. 6.125% 2017	1,475	1,418
Citigroup Capital XXI 8.30% 2077[4]	9,230	8,739
Biogen Idec Inc. 6.00% 2013	9,000	8,940
Biogen Idec Inc. 6.875% 2018	1,000	1,026
Government National Mortgage Assn. 6.00% 2038[3]	9,750	9,910
Washington Mutual Bank, FA, Series 11, 6.875% 2011	5,040	4,337
Washington Mutual Bank, FA 5.50% 2013	1,250	1,001
Washington Mutual Bank, FA, Series 16, 5.125% 2015	2,150	1,658
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[4,5]	3,000	1,622
Washington Mutual Preferred Funding Trust III 6.895% (undated)[4,5]	2,300	1,174
Amgen Inc. 6.15% 2018	9,145	9,208
MetLife Capital Trust IV 7.875% 2067[4,5]	2,600	2,555
MetLife Capital Trust X 9.25% 2068[4,5]	6,100	6,586
Intergen Power 9.00% 2017[5]	8,525	8,866
National Grid PLC 6.30% 2016	8,825	8,850
Time Warner Cable Inc. 6.75% 2018	8,750	8,824
Tenet Healthcare Corp. 6.375% 2011	845	813
Tenet Healthcare Corp. 7.375% 2013	960	907
Tenet Healthcare Corp. 9.875% 2014	5,825	5,883
Tenet Healthcare Corp. 9.25% 2015	1,045	1,029
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036[3]	636	652
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 5.144% 2042[3,4]	3,000	2,965
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.40% 2045[3,4]	5,000	4,905
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	1,550	1,507
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[5]	1,425	1,354
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	1,990	1,841
Charter Communications Operating, LLC, Term Loan B, 4.90% 2014[3,4,7]	896	789
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[5]	475	490
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	3,350	2,500
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.907% 2036[3,4]	4,565	3,807
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.919% 2036[3,4]	3,211	2,869
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.89% 2037[3,4]	1,873	1,666
Time Warner Inc. 5.875% 2016	3,100	2,928
AOL Time Warner Inc. 7.625% 2031	2,240	2,280
Time Warner Inc. 6.50% 2036	3,490	3,116
Bausch & Lomb Inc. 9.875% 2015[5]	8,250	8,312
Banco Bilbao Vizcaya Argentaria, SA, 5.919% (undated)[4]	10,100	8,263
ArcelorMittal 5.375% 2013[5]	2,000	1,975
ArcelorMittal 6.125% 2018[5]	6,425	6,272
CVS Corp. 7.77% 2012[2,3,5]	725	743
CVS Corp. 5.789% 2026[3,5]	1,029	949
CVS Corp. 6.036% 2028[3,5]	966	899
CVS Caremark Corp. 6.943% 2030[3,5]	5,800	5,589
Charles Schwab Corp., Series A, 6.375% 2017	2,775	2,769
Schwab Capital Trust I 7.50% 2037[4]	5,960	5,410
Univision Communications, Inc., Second Lien Term Loan B, 4.983% 2009[3,4,7]	385	372
Univision Communications Inc. 7.85% 2011	2,150	2,021
Univision Communications, Inc., First Lien Term Loan B, 5.149% 2014[3,4,7]	780	645
Univision Communications Inc. 9.75% 2015[5,6]	6,825	5,050
Jackson National Life Global 5.375% 2013[5]	7,615	7,547
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[3]	8,000	7,525
Vale Overseas Ltd. 6.875% 2036	8,000	7,470
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.119% 2036[3,4]	7,905	5,981
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[3,4]	1,590	1,420
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3,5]	5,600	5,400
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,3,5]	1,150	931
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,3,5]	1,330	1,052
Enbridge Energy Partners, LP 6.50% 2018[5]	7,320	7,365
Société Générale 5.75% 2016[5]	7,510	7,347
Goldman Sachs Group, Inc. 6.15% 2018	4,750	4,617
Goldman Sachs Group, Inc. 6.75% 2037	2,750	2,523
Freescale Semiconductor, Inc., Term Loan B, 4.209% 2013[3,4,7]	544	495
Freescale Semiconductor, Inc. 9.125% 2014[6]	5,575	4,362
Freescale Semiconductor, Inc. 10.125% 2016	2,950	2,264
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037[3]	3,592	2,582
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[3]	5,369	4,459
Union Pacific Corp. 5.70% 2018	3,200	3,129
Union Pacific Corp. 6.15% 2037	3,990	3,831
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035[3]	590	561
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 2.833% 2037[3,4]	7,579	5,008
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.951% 2047[3,4]	1,755	1,336
Banco Mercantil del Norte, SA 6.135% 2016[5]	2,355	2,305
Banco Mercantil del Norte, SA 6.862% 2021[4,5]	4,600	4,313
SBC Communications Inc. 5.625% 2016	1,500	1,488
AT&T Inc. 5.50% 2018	4,000	3,883
SBC Communications Inc. 6.45% 2034	1,275	1,235
NXP BV and NXP Funding LLC 7.875% 2014	3,325	3,076
NXP BV and NXP Funding LLC 9.50% 2015	3,970	3,464
Merrill Lynch & Co., Inc., 6.875% 2018	6,760	6,445
Countrywide Home Loans, Inc., Series M, 4.125% 2009	500	478
Countrywide Home Loans, Inc., Series K, 5.625% 2009	510	497
Countrywide Home Loans, Inc., Series H, 6.25% 2009	1,170	1,153
Countrywide Financial Corp., Series A, 4.50% 2010	100	93
Countrywide Financial Corp., Series B, 5.80% 2012	4,430	4,194
Constellation Brands, Inc. 8.375% 2014	1,000	1,017
Constellation Brands, Inc. 7.25% 2017	5,410	5,085
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[2,3,4,5]	7,000	6,090
Edison Mission Energy 7.50% 2013	1,325	1,322
Edison Mission Energy 7.75% 2016	150	150
Midwest Generation, LLC, Series B, 8.56% 2016[3]	2,767	2,857
Edison Mission Energy 7.20% 2019	1,125	1,055
Edison Mission Energy 7.625% 2027	650	587
Northern Rock PLC 5.60% (undated)[4,5]	3,635	2,108
Northern Rock PLC 6.594% (undated)[4,5]	6,480	3,758
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018[3]	2,803	2,651
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034[3]	510	462
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.252% 2036[3,4]	576	424
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[3]	1,591	1,350
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037[3]	1,136	978
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.915% 2049[3,4]	4,000	3,909
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-M, 5.915% (undated)[3,4]	2,000	1,872
Dominican Republic 9.50% 2011[3]	1,410	1,445
Dominican Republic 9.04% 2018[3,5]	2,459	2,521
Dominican Republic 9.04% 2018[3]	1,771	1,815
Gabonese Republic 8.20% 2017[5]	5,500	5,747
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[5]	6,300	5,642
Kroger Co. 6.40% 2017	4,000	4,087
Kroger Co. 6.90% 2038	1,500	1,545
Chase Issuance Trust, Series 2007-A9, Class A, 2.501% 2014[3,4]	5,700	5,558
EOG Resources, Inc. 5.875% 2017	5,500	5,547
Wells Fargo Bank, National Assn. 5.75% 2016	5,500	5,466
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[2,3]	5,390	5,444
Ford Motor Credit Co. 7.375% 2009	325	296
Ford Motor Credit Co. 9.75% 2010[4]	2,150	1,875
Ford Motor Credit Co. 7.375% 2011	2,100	1,705
Ford Motor Credit Co. 5.46% 2012[2,4]	1,000	730
Ford Motor Co. 6.50% 2018	1,326	776
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	360	353
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	700	649
Westfield Group 5.70% 2016[5]	1,385	1,295
Westfield Group 7.125% 2018[5]	3,000	3,081
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019[3]	4,964	4,593
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020[3]	806	776
Schering-Plough Corp. 6.00% 2017	5,275	5,218
International Lease Finance Corp. 5.00% 2010	1,000	970
American General Finance Corp., Series J, 6.90% 2017	1,990	1,737
American International Group, Inc., Series G, 5.85% 2018	2,250	2,112
American International Group, Inc., Series A-1, 6.25% 2087[4]	420	330
Tesco PLC 5.50% 2017[5]	3,350	3,265
Tesco PLC 6.15% 2037[5]	2,000	1,860
TransCanada PipeLines Ltd. 6.35% 2067[4]	5,880	5,085
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 2.871% 2013[3,4]	5,500	5,028
Thomson Reuters Corp. 5.95% 2013	1,750	1,759
Thomson Reuters Corp. 6.50% 2018	3,245	3,239
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-3, 4.75% 2018[3]	1,770	1,657
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.343% 2037[3,4]	3,445	3,335
CanWest Media Inc., Series B, 8.00% 2012	4,606	4,123
CanWest MediaWorks Inc. 9.25% 2015[5]	1,000	820
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018[3]	3,320	3,142
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.611% 2035[3,4]	1,346	1,042
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.927% 2036[3,4]	888	720
Corporación Andina de Fomento 5.75% 2017	5,025	4,892
Michaels Stores, Inc., Term Loan B, 4.75% 2013[3,4,7]	247	209
Michaels Stores, Inc. 10.00% 2014	4,425	3,855
Michaels Stores, Inc. 11.375% 2016	975	780
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3,5]	5,115	4,830
Mohegan Tribal Gaming Authority 6.375% 2009	970	965
Mohegan Tribal Gaming Authority 7.125% 2014	4,500	3,758
Macy’s Retail Holdings, Inc. 7.875% 2015	2,000	2,017
Federated Retail Holdings, Inc. 5.90% 2016	3,065	2,667
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	1,288	1,189
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	412	377
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[3]	600	509
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,715	2,587
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012[3]	4,750	4,634
Toys “R” Us, Inc. 7.625% 2011	5,140	4,626
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,050	1,105
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	3,300	3,487
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037[3]	2,991	2,636
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037[3]	2,379	1,915
Abbott Laboratories 5.875% 2016	3,435	3,540
Abbott Laboratories 5.60% 2017	965	975
First Data Corp., Term Loan B2, 5.552% 2014[3,4,7]	4,793	4,428
TL Acquisitions, Inc., Term Loan B, 4.98% 2014[3,4,7]	1,315	1,195
Thomson Learning 10.50% 2015[5]	2,575	2,240
Thomson Learning 0%/13.25% 2015[5,8]	1,295	952
US Investigations Services, Inc. 10.50% 2015[5]	1,900	1,757
US Investigations Services, Inc., Term Loan B, 5.551% 2015[3,4,7]	1,741	1,615
US Investigations Services, Inc. 11.75% 2016[5]	1,035	895
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.588% 2035[3,4]	4,943	4,254
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3,5]	4,295	4,134
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3]	116	112
SLM Corp., Series A, 5.40% 2011	1,250	1,142
SLM Corp., Series A, 5.45% 2011	2,000	1,828
SLM Corp., Series A, 5.00% 2015	1,500	1,271
Navios Maritime Holdings Inc. 9.50% 2014	4,025	4,136
Burlington Northern Santa Fe Corp. 6.15% 2037	4,040	3,819
BNSF Funding Trust I 6.613% 2055[4]	335	304
Centennial Communications Corp. 8.448% 2013[4]	710	689
Centennial Communications Corp. 10.00% 2013	2,250	2,295
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	840	869
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[4]	250	249
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037[3]	586	583
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042[3]	2,732	2,713
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 2045[3,4]	750	737
Sumitomo Mitsui Banking Corp. 5.625% (undated)[4,5]	4,470	4,017
SunGard Data Systems Inc. 3.75% 2009	2,500	2,478
SunGard Data Systems Inc. 9.125% 2013	1,500	1,522
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019[3]	4,198	3,972
Norfolk Southern Corp. 7.05% 2037	3,640	3,945
Pakistan (Republic of) 7.125% 2016[5]	1,500	1,157
Pakistan (Republic of) 7.125% 2016	3,500	2,699
Liberty Mutual Group Inc. 6.50% 2035[5]	535	422
Liberty Mutual Group Inc. 7.50% 2036[5]	1,815	1,591
Liberty Mutual Group Inc., Series A, 7.80% 2087[5]	2,275	1,821
Stater Bros. Holdings Inc. 8.125% 2012	1,460	1,475
Stater Bros. Holdings Inc. 7.75% 2015	2,300	2,294
CSX Corp. 7.45% 2038	3,740	3,759
Boyd Gaming Corp. 7.75% 2012	620	538
Boyd Gaming Corp. 6.75% 2014	3,025	2,344
Boyd Gaming Corp. 7.125% 2016	1,175	872
Lincoln National Corp. 7.00% 2066[4]	4,110	3,749
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[3]	4,250	3,728
Sunoco, Inc. 5.75% 2017	3,900	3,714
Orascom Telecom 7.875% 2014[5]	3,980	3,711
Ceridian Corp. 11.25% 2015[5]	4,050	3,685
ERP Operating LP 6.584% 2015	1,085	1,068
ERP Operating LP 5.75% 2017	660	610
ERP Operating LP 7.125% 2017	2,000	2,003
Standard Chartered Bank 6.40% 2017[5]	3,750	3,672
ACE INA Holdings Inc. 5.875% 2014	1,510	1,516
ACE INA Holdings Inc. 5.80% 2018	2,200	2,118
Rural Cellular Corp. 8.623% 2012[4]	350	354
Rural Cellular Corp. 5.682% 2013[4]	3,250	3,274
Safeway Inc. 6.35% 2017	3,500	3,608
Residential Capital Corp. 8.375% 2010[4]	1,600	680
General Motors Acceptance Corp. 6.875% 2011	1,500	1,079
General Motors Acceptance Corp. 6.875% 2012	1,000	685
General Motors Acceptance Corp. 6.75% 2014	1,745	1,154
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.728% 2013[3,4]	2,100	2,050
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015[3]	1,500	1,487
Allison Transmission Holdings, Inc. 11.25% 2015[5,6]	1,050	913
Allison Transmission Holdings, Inc. 11.00% 2015[5]	2,875	2,587
ProLogis 6.625% 2018	3,500	3,454
Stora Enso Oyj 7.25% 2036[5]	4,295	3,403
CoBank ACB 3.376% 2022[4,5]	4,275	3,401
NTL Cable PLC 8.75% 2014	3,550	3,355
Seneca Gaming Corp. 7.25% 2012	1,300	1,225
Seneca Gaming Corp., Series B, 7.25% 2012	2,250	2,121
SunTrust Banks, Inc. 7.25% 2018	3,330	3,329
LUKOIL International Finance BV 6.356% 2017	3,300	3,127
LUKOIL International Finance BV 6.656% 2022[5]	200	182
HSBC Holdings PLC 6.50% 2037	3,570	3,264
Panama (Republic of) Global 7.25% 2015	3,000	3,240
Hanesbrands Inc., Series B, 6.508% 2014[4]	3,405	3,184
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018[3]	3,305	3,093
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[3,4,5]	83	83
Wachovia Bank NA 6.60% 2038	3,625	3,168
JBS SA 10.50% 2016	3,125	3,156
Chubb Corp. 5.75% 2018	2,130	2,068
Chubb Corp. 6.375% 2067[4]	1,160	1,063
American Media Operations, Inc., Series B, 10.25% 2009[5]	103	83
American Media Operations, Inc., Series B, 10.25% 2009	3,330	2,689
American Media Operations, Inc. 8.875% 2011[5]	14	11
American Media Operations, Inc. 8.875% 2011	380	306
Simon Property Group, LP 6.35% 2012	1,300	1,304
Simon Property Group, LP 5.875% 2017	1,850	1,779
Quebecor Media Inc. 7.75% 2016	2,250	2,104
Quebecor Media Inc. 7.75% 2016	1,000	935
AES Corp. 8.75% 2013[5]	780	813
AES Corp. 7.75% 2015	2,200	2,178
Sanmina-SCI Corp. 6.75% 2013	2,150	1,940
Sanmina-SCI Corp. 8.125% 2016	1,150	1,041
PTS Acquisition Corp. 9.50% 2015[6]	3,290	2,961
Petroplus Finance Ltd. 6.75% 2014[5]	1,425	1,297
Petroplus Finance Ltd. 7.00% 2017[5]	1,850	1,642
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012[3]	2,890	2,894
Developers Diversified Realty Corp. 5.375% 2012	2,450	2,301
Developers Diversified Realty Corp. 5.50% 2015	630	563
Nalco Co. 7.75% 2011	1,475	1,482
Nalco Co. 8.875% 2013	875	901
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[8]	475	439
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[3,4]	2,846	2,783
AMC Entertainment Inc. 8.00% 2014	525	469
AMC Entertainment Inc., Series B, 11.00% 2016	2,250	2,239
Delhaize Group 6.50% 2017	1,500	1,516
Delhaize America, Inc. 9.00% 2031	1,000	1,180
HealthSouth Corp. 10.75% 2016	2,400	2,592
NRG Energy, Inc. 7.25% 2014	2,665	2,552
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,000	2,542
Hughes Communications, Inc. 9.50% 2014	2,500	2,541
Radio One, Inc., Series B, 8.875% 2011	1,200	1,023
Radio One, Inc. 6.375% 2013	2,060	1,514
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[3,4]	2,575	2,466
Verizon Communications Inc. 5.25% 2013	1,500	1,493
Verizon Communications Inc. 5.50% 2017	1,000	963
Koninklijke Philips Electronics NV 5.75% 2018	2,500	2,454
Ashtead Group PLC 8.625% 2015[5]	1,915	1,676
Ashtead Capital, Inc. 9.00% 2016[5]	875	774
Tenneco Automotive Inc. 8.625% 2014	2,740	2,432
United Mexican States Government Global 6.375% 2013	1,826	1,926
United Mexican States Government Global 6.05% 2040	520	503
HCA Inc., Term Loan B, 5.051% 2013[3,4,7]	1,550	1,458
HCA Inc. 9.625% 2016[6]	925	955
Husky Energy Inc. 6.80% 2037	2,425	2,410
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	3,100	2,401
iStar Financial, Inc. 6.00% 2010	745	635
iStar Financial, Inc., Series B, 5.125% 2011	355	304
iStar Financial, Inc. 8.625% 2013	400	364
iStar Financial, Inc. 6.05% 2015	1,350	1,081
E*TRADE Financial Corp. 8.00% 2011	1,925	1,781
E*TRADE Financial Corp. 7.875% 2015	680	588
Lafarge 6.50% 2016	2,450	2,368
Cablevision Systems Corp., Series B, 8.00% 2012	2,470	2,346
Marks and Spencer Group PLC 6.25% 2017[5]	2,500	2,323
Jamaica Government 8.00% 2019[3]	2,500	2,322
ARAMARK Corp., Term Loan B, 4.676% 2014[3,4,7]	54	51
ARAMARK Corp., Term Loan B, Letter of Credit, 4.676% 2014[3,4,7]	3	3
ARAMARK Corp. 8.50% 2015	2,300	2,266
DRS Technologies, Inc. 6.875% 2013	1,815	1,824
DRS Technologies, Inc. 6.625% 2016	225	229
DRS Technologies, Inc. 7.625% 2018	250	266
Albertson’s, Inc. 8.00% 2031[2]	2,300	2,298
Realogy Corp., Term Loan B, 5.475% 2013[3,4,7]	214	183
Realogy Corp., Term Loan, Letter of Credit, 5.313% 2013[3,4,7]	58	49
Realogy Corp. 10.50% 2014	2,275	1,592
Realogy Corp. 11.00% 2014[6]	775	461
Kansas City Southern Railway Co. 7.50% 2009	2,250	2,284
American Express Co. 8.15% 2038	2,000	2,230
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	2,550	2,229
Metals USA Holdings Corp. 8.698% 2012[4,6]	1,100	1,017
Metals USA, Inc. 11.125% 2015	1,150	1,202
Capmark Financial Group Inc. 5.875% 2012	2,500	1,765
Capmark Financial Group Inc. 6.30% 2017	690	447
Sealy Mattress Co. 8.25% 2014	2,680	2,211
PETRONAS Capital Ltd. 7.00% 2012[5]	2,050	2,196
CNA Financial Corp. 6.50% 2016	2,270	2,191
Agile Property Holdings Ltd. 9.00% 2013	2,500	2,153
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,125	2,152
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[3,4]	3,944	2,133
Drummond Co., Inc. 7.375% 2016[5]	2,275	2,127
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[6]	1,730	1,747
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	225	228
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	150	151
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023[3]	2,225	2,123
ISA Capital do Brasil SA 8.80% 2017[5]	2,000	2,085
Level 3 Financing, Inc. 9.25% 2014	2,260	2,068
El Salvador (Republic of) 7.65% 2035[5]	1,970	2,049
Pinnacle Entertainment, Inc. 7.50% 2015	2,650	2,040
AES Panamá, SA 6.35% 2016[5]	2,000	2,011
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013[3]	2,000	2,005
Wal-Mart Stores, Inc. 4.25% 2013	2,000	1,991
DAE Aviation Holdings, Inc. 11.25% 2015[5]	1,990	1,985
Gaylord Entertainment Co. 8.00% 2013	2,025	1,954
Allied Waste North America, Inc., Series B, 5.75% 2011	650	642
Allied Waste North America, Inc., Series B, 7.375% 2014	1,280	1,306
New York Life Global Funding 4.65% 2013[5]	1,940	1,926
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041[3]	2,000	1,925
Chohung Bank 4.50% 2014[4,5]	2,000	1,909
VWR Funding, Inc. 10.25% 2015[4,6]	2,025	1,878
Banque Centrale de Tunisie 7.375% 2012	1,750	1,859
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[3,4]	2,050	1,844
TEPPCO Partners LP 7.00% 2067[4]	2,100	1,825
Southern Natural Gas Co. 5.90% 2017[5]	1,900	1,825
Serena Software, Inc. 10.375% 2016	1,936	1,810
TransDigm Inc. 7.75% 2014	1,800	1,787
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.801% 2035[3,4]	2,408	1,753
J.C. Penney Co., Inc. 8.00% 2010	1,655	1,718
Cricket Communications, Inc. 9.375% 2014	1,775	1,717
Hewlett-Packard Co. 5.50% 2018	1,750	1,717
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	1,895	1,715
Windstream Corp. 8.125% 2013	1,400	1,404
Windstream Corp. 8.625% 2016	300	301
Rouse Co. 6.75% 2013[5]	1,875	1,699
International Paper Co. 7.95% 2018	1,700	1,693
K. Hovnanian Enterprises, Inc. 6.00% 2010	1,000	885
K. Hovnanian Enterprises, Inc. 8.875% 2012	910	669
K. Hovnanian Enterprises, Inc. 6.50% 2014	200	131
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,375	1,415
Sierra Pacific Resources 8.625% 2014	250	263
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,730	1,669
Education Management LLC and Education Management Finance Corp. 8.75% 2014	725	678
Education Management LLC and Education Management Finance Corp. 10.25% 2016	1,070	990
Georgia Gulf Corp. 9.50% 2014	2,215	1,667
Allstate Corp., Series B, 6.125% 2067[4]	1,830	1,663
THL Buildco, Inc. 8.50% 2014	2,090	1,348
NTK Holdings Inc. 0%/10.75% 2014[3,8]	650	299
Hertz Corp. 10.50% 2016	1,800	1,647
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	1,265	1,110
Stone Container Corp. 8.375% 2012	205	181
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	400	332
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[3,5]	1,500	1,605
Fifth Third Capital Trust IV 6.50% 2067[4]	2,720	1,579
Gulfstream Natural Gas 6.19% 2025[5]	1,670	1,574
Nationwide Financial Services, Inc. 6.75% 2067[4]	1,970	1,565
Coventry Health Care, Inc. 6.30% 2014	1,600	1,510
Local T.V. Finance LLC 9.25% 2015[5,6]	1,895	1,488
Colombia (Republic of) Global 10.375% 2033	484	707
Colombia (Republic of) Global 7.375% 2037	715	767
MGM MIRAGE 6.00% 2009	350	346
Mandalay Resort Group 6.375% 2011	275	252
MGM MIRAGE 6.75% 2013	915	794
MGM MIRAGE 6.625% 2015	100	81
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,472
Young Broadcasting Inc. 10.00% 2011[2]	2,695	1,455
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	1,615	1,451
New Century Home Equity Loan Trust, Series 2006-2, Class A-2-b, 2.643% 2036[3,4]	1,625	1,439
LBI Media, Inc. 8.50% 2017[5]	1,855	1,438
Guatemala (Republic of) 10.25% 2011	990	1,134
Guatemala (Republic of) 9.25% 2013	260	298
TNK-BP Finance SA 7.50% 2016[5]	1,500	1,423
UPM-Kymmene Corp. 5.625% 2014[5]	1,590	1,414
Yankee Candle Co., Inc., Series B, 8.50% 2015	1,200	942
Yankee Candle Co., Inc., Series B, 9.75% 2017	600	435
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,3,5]	1,951	1,357
Catlin Insurance Ltd. 7.249% (undated)[4,5]	1,835	1,341
AEP Industries Inc. 7.875% 2013[2]	1,510	1,329
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	2,125	1,307
Sensata Technologies BV 8.00% 2014[4]	1,370	1,267
Neiman Marcus Group, Inc. 9.00% 2015[6]	1,275	1,265
JPMorgan Chase & Co., Series I, 7.90% (undated)[4]	1,340	1,260
Surgical Care Affiliates, Inc. 8.875% 2015[5,6]	800	704
Surgical Care Affiliates, Inc. 10.00% 2017[5]	700	550
Northwest Airlines, Inc., Term Loan B, 6.31% 2013[2,3,4,7]	469	373
Northwest Airlines, Inc., Term Loan A, 4.56% 2018[2,3,4,7]	1,164	879
CIT Group Inc. 7.625% 2012	1,500	1,248
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[3]	1,312	1,248
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	1,245	1,245
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 2.543% 2037[3,4]	1,412	1,241
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.379% 2042[3,4]	1,250	1,233
Mylan Inc., Term Loan B, 5.75% 2014[3,4,7]	1,244	1,231
Symbion Inc. 11.00% 2015[5,6]	1,595	1,212
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	105	104
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	127	125
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[3]	1,177	975
Iron Mountain Inc. 6.625% 2016	1,250	1,175
Idearc Inc. 8.00% 2016	1,845	1,169
Warner Music Group 7.375% 2014	1,390	1,162
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 2.633% 2036[3,4]	1,750	1,159
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033[3]	140	141
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038[3]	1,000	1,017
Alion Science and Technology Corp. 10.25% 2015	1,630	1,149
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,5]	1,105	1,143
Brandywine Operating Partnership, LP 5.625% 2010	1,000	970
Brandywine Operating Partnership, LP 5.70% 2017	190	162
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011[3]	1,125	1,126
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[3,4]	1,402	1,118
Berry Plastics Holding Corp. 10.25% 2016[2]	1,575	1,118
Cooper-Standard Automotive Inc. 7.00% 2012	250	210
Cooper-Standard Automotive Inc. 8.375% 2014	1,225	907
BCAP LLC Trust, Series 2006-AA2, Class A-1, 2.653% 2037[3,4]	1,584	1,014
Nationwide Mutual Insurance Co. 8.25% 2031[5]	1,000	1,005
Federal Agricultural Mortgage Corp. 4.25% 2008	1,000	1,002
Building Materials Corp. of America 7.75% 2014	1,205	994
MetroPCS Wireless, Inc. 9.25% 2014	1,000	968
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[3]	1,000	959
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[3,4]	1,000	953
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-2 10.98% 2031[2,3,5]	1,000	950
William Lyon Homes, Inc. 10.75% 2013	1,300	709
William Lyon Homes, Inc. 7.50% 2014	450	232
Hawaiian Telcom Communications, Inc. 9.75% 2013	1,060	429
Hawaiian Telcom Communications, Inc. 8.486% 2013[4]	90	35
Hawaiian Telcom Communications, Inc., Term Loan C, 5.31% 2014[3,4,7]	423	350
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	450	115
Goodyear Tire & Rubber Co. 8.625% 2011	906	920
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,3,5]	850	742
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,3,5]	200	171
Smithfield Foods, Inc. 7.75% 2017	1,075	898
Kimco Realty Corp., Series C, 5.783% 2016	550	508
Kimco Realty Corp. 5.70% 2017	415	381
TRW Automotive Inc. 7.00% 2014[5]	1,000	873
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2,3,5]	475	463
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2,3,5]	105	95
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2,3,5]	105	94
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2,3,5]	105	95
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2,3,5]	105	95
Irwin Home Equity, Series 2006-P1, Class 2-A4, AMBAC insured, 5.80% 2037[3,4,5]	1,000	840
Standard Pacific Corp. 5.125% 2009	775	760
Standard Pacific Corp. 6.25% 2014	25	21
France Télécom 7.75% 2011[4]	730	774
Duane Reade Inc. 9.75% 2011	855	770
Vitamin Shoppe Industries Inc. 10.176% 2012[2,4]	750	767
Tyson Foods, Inc. 6.85% 2016[4]	835	763
Canadian National Railway Co. 5.55% 2018	750	741
Marriott International, Inc., Series J, 5.625% 2013	785	739
Elizabeth Arden, Inc. 7.75% 2014	770	726
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	750	726
Georgia-Pacific Corp. 9.50% 2011	705	720
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	780	718
Cinemark, Inc. 0%/9.75% 2014[8]	750	716
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[3,5]	750	704
Plastipak Holdings, Inc. 8.50% 2015[5]	750	698
Team Finance LLC and Health Finance Corp. 11.25% 2013	655	686
Dole Food Co., Inc. 7.25% 2010	250	228
Dole Food Co., Inc. 8.875% 2011	505	452
Lazard Group LLC 7.125% 2015	700	655
WDAC Intermediate Corp. 8.375% 2014[5]	850	650
Foundation PA Coal Co. 7.25% 2014	625	628
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	550	528
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	183	98
Cox Communications, Inc. 4.625% 2010	625	622
Viant Holdings Inc. 10.125% 2017[5]	693	593
Qwest Capital Funding, Inc. 7.25% 2011	130	127
Qwest Communications International Inc., Series B, 7.50% 2014	250	239
U S WEST Communications, Inc. 6.875% 2033	250	208
Liberty Media Corp. 8.25% 2030	650	569
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[3,4]	625	561
Dex Media, Inc., Series B, 8.00% 2013	750	551
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.89% 2035[3,4]	744	533
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	654	526
Accuride Corp. 8.50% 2015	695	514
Skandinaviska Enskilda Banken AB 6.875% 2009	500	509
Universal Hospital Services, Inc. 6.303% 2015[4]	540	508
Atlas Copco AB 5.60% 2017[5]	500	487
Toll Brothers, Inc. 4.95% 2014	540	477
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037[3]	449	450
Meritage Homes Corp. 6.25% 2015	525	423
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2,3,5]	460	418
Regal Cinemas Corp., Series B, 9.375% 2012[2]	400	412
Esterline Technologies Corp. 6.625% 2017	400	395
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	375	377
United Rentals (North America), Inc. 7.75% 2013	460	368
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031[3]	377	346
Rockwood Specialties Group, Inc. 7.50% 2014	325	321
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[2,3,4]	364	146
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[3,4]	456	147
RSC Holdings III, LLC, Second Lien Term Loan B, 6.23% 2013[3,4,7]	279	239
Iraq (Republic of) 5.80% 2028[3,5]	250	181
Cott Beverages Inc. 8.00% 2011	200	169
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 6.47% 2012[3,4,7]	128	124
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	310	121
Pemex Project Funding Master Trust 9.125% 2010	110	120
ACIH, Inc. 11.50% 2012[5,9]	650	94
Host Marriott, LP, Series K, 7.125% 2013	100	94
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	65	69
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[3,5]	65	68
Delphi Corp. 6.50% 2013[9]	240	51
Stoneridge, Inc. 11.50% 2012	25	26
		2,747,515

Total bonds & notes (cost: $8,811,187,000)		8,982,139

Warrants — 0.00%	Shares

U.S. DOLLARS — 0.00%
GT Group Telecom Inc., warrants, expire 2010[2,5,10]	1,000	—	*

Total warrants (cost: $52,000)		—	*

		Market value
Preferred securities — 1.86%	Shares	(000)

EUROS — 1.03%
HVB Funding Trust VIII 7.055%[4]	16,250,000	US$25,072
UniCredito Italiano Capital Trust III 4.028%[4]	1,000,000	1,231
UniCredito Italiano Capital Trust I, Class B, 8.048%[4]	8,000,000	12,708
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[4]	21,100,000	26,025
Standard Chartered Capital Trust I 8.16%[4]	6,500,000	10,155
Allied Irish Banks, PLC 4.781%[4]	3,000,000	3,328
Allied Irish Banks, PLC 7.50% perpetual reserve capital instruments[4]	2,500,000	3,746
MUFG Capital Finance 2 Ltd. 4.85% noncumulative[4]	5,750,000	6,973
Bank of Ireland UK Holdings PLC 7.40%[4]	3,000,000	4,476
Barclays Bank PLC 4.75%[4]	3,000,000	3,091
SG Capital Trust I 7.875% noncumulative trust[4]	1,000,000	1,568
BNP Paribas Capital Trust IV 6.342%[4]	500,000	753
		99,126

U.S. DOLLARS — 0.66%
Société Générale 5.922%[4,5]	12,770,000	10,870
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[4,5]	8,800,000	8,903
SMFG Preferred Capital USD 1 Ltd. 6.078%[4,5]	8,290,000	7,051
Standard Chartered PLC 6.409%[4,5]	7,500,000	6,028
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	7,085,000	5,004
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[4,5]	5,000,000	4,253
Barclays Bank PLC 7.434%[4,5]	4,385,000	4,120
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[4]	4,550,000	3,950
BNP Paribas 7.195%[4,5]	3,900,000	3,536
AXA SA, Series B, 6.379%[4,5]	2,725,000	2,192
Washington Mutual Preferred Funding Trust IV 9.75%[4,5]	2,500,000	1,971
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	2,000,000	1,728
PNC Preferred Funding Trust I 6.517%[4,5]	1,600,000	1,277
XL Capital Ltd., Series E, 6.50%[4]	1,665,000	1,126
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[4,5]	1,070,000	989
QBE Capital Funding II LP 6.797%[4,5]	750,000	630
		63,628

BRITISH POUNDS — 0.06%
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[4]	2,000,000	3,037
SMFG Preferred Capital GBP 1 Ltd. 6.164%[4]	990,000	1,546
BOI Capital Funding (No. 4) LP 6.43%[4]	1,000,000	1,489
		6,072

MISCELLANEOUS — 0.11%
Other preferred securities in initial period of acquisition		10,280

Total preferred securitites (cost: $185,185,000)		179,106

	Principal amount
Short-term securities — 2.97%	(000)

Liberty Street Funding Corp. 2.52%–2.75% due 7/1–7/10/2008[5]	US$50,000	US$49,987
Eksportfinans ASA 2.28% due 7/8/2008[5]	49,725	49,696
American Honda Finance Corp. 2.08%–2.32% due 7/16–8/18/2008	42,200	42,101
National Australia Funding (Delaware) Inc. 2.65% due 7/15/2008[5]	30,000	29,967
Freddie Mac 2.13% due 9/29/2008	30,000	29,844
ING (American Insurance Holdings Inc. 2.65% due 7/15/2008	25,000	24,972
Federal Home Loan Bank 2.388% due 9/12/2008	18,716	18,640
Dexia Delaware LLC 2.50% due 7/8/2008	16,600	16,591
Procter & Gamble International Funding S.C.A. 2.20% due 7/9/2008[5]	13,400	13,393
Jupiter Securitization Co., LLC 2.80% due 7/7/2008[5]	9,700	9,695

Total short-term securities (cost: $284,871,000)		284,886

Total investment securities (cost: $9,281,295,000)		US$9,446,131
Other assets less liabilities		159,660

Net assets		US$9,605,791

*Amount less than one thousand.

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Index-linked bond whose principal amount moves with a government retail price index.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $611,091,000, which represented 6.36% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $699,853,000, which represented 7.29% of the net assets of the fund.

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $16,051,000, which represented .17% of the net assets of the fund.

[8]	Step bond; coupon rate will increase at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Security did not produce income during the last 12 months.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$323,401
Gross unrealized depreciation on investment securities	(166,495)
Net unrealized appreciation on investment securities	156,906
Cost of investment securities for federal income tax purposes	9,289,225

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-931-0808O-S15861

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 28, 2008

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: August 28, 2008